Risk Management and Report (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 CLF	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2022 USD ($)
Risk Management and Report (Details) [Line Items]
Credit committee amount (in Unidad de Fomento) | CLF		CLF 750,000
Maximum exposure to credit risk does not exceed in percentage	10.00%	10.00%	10.00%
Number of collateral assets	244,033	244,033	244,033	242,870
Value of guarantees, classified as impaired	$ 110,686			$ 28,189
Value of guarantees, classified as non-impaired	325,079			177,169
Assets received in lieu of payment	$ 14,071			13,584
Percentage of renegotiated portfolio of Banco de Chile on total loans	2.43%	2.43%	2.43%
Description of liquidity coverage ratio	the regulatory entities have introduced other metrics that the Bank uses in its management, such as the Liquidity Coverage Ratio (“LCR”) and Net Stable Financing Ratio (“NSFR”), using assumptions similar to those used in the international banking. For the first, its phase-in was accelerated, increasing the minimum level required to 100%, while for the second, the requirement of the limit began at 60%.	the regulatory entities have introduced other metrics that the Bank uses in its management, such as the Liquidity Coverage Ratio (“LCR”) and Net Stable Financing Ratio (“NSFR”), using assumptions similar to those used in the international banking. For the first, its phase-in was accelerated, increasing the minimum level required to 100%, while for the second, the requirement of the limit began at 60%.	the regulatory entities have introduced other metrics that the Bank uses in its management, such as the Liquidity Coverage Ratio (“LCR”) and Net Stable Financing Ratio (“NSFR”), using assumptions similar to those used in the international banking. For the first, its phase-in was accelerated, increasing the minimum level required to 100%, while for the second, the requirement of the limit began at 60%.
Observed rates	99.00%	99.00%	99.00%
Maximum potential loss impact on the trading book	$ 8,764
Portfolio approximately amount	$ 118,449
Foreign exchange contracts (in Dollars)			$ 697
Percentage of total portfolio of direct loans	1.50%	1.50%	1.50%
Derivative assets (in Dollars)	$ 2,960,706			2,705,496		$ 11,843
Derivative liabilities (in Dollars)	$ 3,101,469			2,772,780		$ 11,633
Credit Exposure Factor [Member]
Risk Management and Report (Details) [Line Items]
Maximum exposure to credit risk does not exceed in percentage	95.00%	95.00%	95.00%
Confidence level 1 [Member]
Risk Management and Report (Details) [Line Items]
Observed rates	99.00%	99.00%	99.00%
COVID-19 Contingency [Member]
Risk Management and Report (Details) [Line Items]
Annual sales (in Unidad de Fomento) | CLF		CLF 1,000,000
Percentage of the guaranteed amount	5.00%	5.00%	5.00%
Provision equivalent percentage	100.00%	100.00%	100.00%
loan risk	$ 32,743			$ 70,352	$ 49,848
Consolidated Currency [Member]
Risk Management and Report (Details) [Line Items]
Bank liquidity situation amount	2,592,092,386,326
Consolidated Currency One [Member]
Risk Management and Report (Details) [Line Items]
Bank liquidity situation amount	3,597,830,085,721
Consolidated Currency Two [Member]
Risk Management and Report (Details) [Line Items]
Bank liquidity situation amount	2,584,982,163,169
Consolidated Currency Three [Member]
Risk Management and Report (Details) [Line Items]
Bank liquidity situation amount	$ 3,590,719,862,565
Bottom of range [member] | COVID-19 Contingency [Member]
Risk Management and Report (Details) [Line Items]
Percentage of guarantee coverage loans	60.00%	60.00%	60.00%
Top of range [member] | COVID-19 Contingency [Member]
Risk Management and Report (Details) [Line Items]
Percentage of guarantee coverage loans	85.00%	85.00%	85.00%